Summary of Significant Accounting Policies - Summary of Consolidated Subsidiaries (Parenthetical) (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of subsidiaries [line items]
Initial capital amount	$ 1,051,404	$ 31,163,611	$ 31,163,611
Siliconware Electronics (Fujian) Co., Limited [member]
Disclosure of subsidiaries [line items]
Initial capital amount	$ 45,000